Basis of presentation, nature of operations and going concern (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SGD ($)
Accounting Policies [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 22,057,792	$ 15,877,514	$ 7,474,514
Working capital	39,858,629
Retained Earnings (Accumulated Deficit)	158,043,706	135,985,914
Liabilities	39,906,003	$ 36,303,191
Line of Credit Facility, Maximum Borrowing Capacity	15,300,000			$ 1,500,000
Total principal balance outstanding	15,257,256			$ 1,494,625
Principal balance	$ 1,162,519